Commitments and Contingencies (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Other Commitments [Line Items]
Capital Lease Agreement Amount Total	$ 372
Capital Leases, Future Minimum Payments Due, Next Twelve Months	194
Capital Leases, Future Minimum Payments Due in Two Years	95
Operating Leases, Rent Expense	$ 461	$ 480